Consolidated Balance Sheets (USD $)	Sep. 30, 2012	Mar. 31, 2012
Current assets
Cash and cash equivalents	$ 1,494,796	$ 1,762,171
Accounts receivable, net	141,993	191,296
Investment tax credits receivable	305,126	259,720
Other tax credits	48,865	40,724
Prepaid expenses	12,686	25,198
Total Current Assets	2,003,466	2,279,109
Investments	305,575	300,557
Long term deposits	9,722	9,722
Intangible assets	30,512	35,031
Property and equipment, net	32,503	33,871
Total Assets	2,381,778	2,658,290
Current liabilities
Accounts payable	25,979	23,790
Accrued liabilities	57,708	53,386
Deferred revenue	171,754	171,414
Total current liabiliities	255,441	248,590
Deferred rent
Shareholders' equity:
Preferred shares, no par value, non-cumulative dividend at a rate to be determined by the Board of Directors redeemable for CDN $1 per share. Unlimited authorized shares; issued and outstanding NIL shares at September 30, 2012 and March 31, 2012.
Special shares, no par value, non-voting, Unlimited authorized shares; issued and outstanding NIL shares at September 30, 2012 and March 31, 2012.
Common shares, no par value, Unlimited authorized shares; 125,460,867 shares issued and outstanding as at September 30, 2012 and 125,460,867 shares as at March 31, 2012.	19,262,796	19,262,796
Additional paid-in capital	2,902,847	2,825,571
Accumulated deficit	(20,563,530)	(20,112,481)
Accumulated other comprehensive income	524,224	433,814
Total shareholders' equity	2,126,337	2,409,700
Total liability and equity	$ 2,381,778	$ 2,658,290